Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended		12 Months Ended
	Dec. 14, 2020 USD ($) shares	Dec. 14, 2020 CNY (¥) shares	Aug. 27, 2020 USD ($) $ / shares shares	Aug. 27, 2020 CNY (¥) shares	Aug. 06, 2020 $ / shares shares	Jun. 28, 2020 $ / shares shares	Aug. 31, 2020 CNY (¥)	Sep. 30, 2019 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Stockholders Equity Note [Line Items]
Stock issued during period shares new issues								17,897,478
Proceeds from issuance initial public offering									$ 1,748,718	¥ 11,410,386	¥ 0	¥ 0
IPO [Member]
Stockholders Equity Note [Line Items]
Sale of stock number of shares issued in transaction			229,386,666	229,386,666
Proceeds from issuance initial public offering			$ 1,655,678	¥ 11,409,248			¥ 11,410,386
Success Sharing Development Holding Limited [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share | $ / shares						$ 0.00001
Stock repurchased and retired during period shares						100,442,575
Quack Holding Limited [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share | $ / shares					$ 0.00001	$ 0.00001
Stock issued during period shares new issues					14,850,560	17,643,400
XPeng Fortune Holding Limited [Member]
Stockholders Equity Note [Line Items]
Common stock par or stated value per share | $ / shares					$ 0.00001	$ 0.00001
Stock issued during period shares new issues					9,695,210	33,349,070
Common Class A [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized			8,850,000,000						8,850,000,000				3,492,799,650	3,492,799,650
Common stock par or stated value per share | $ / shares			$ 0.00001						$ 0.00001				$ 0.00001	$ 0.00001
Common stock shares issued									971,341,066					131,955,575
Common stock shares outstanding									928,296,786					31,513,000
Common Class A [Member] | Follow On Offering [Member]
Stockholders Equity Note [Line Items]
Stock issued during period shares new issues	110,400,000	110,400,000
Proceeds from issuance of Ordinary Shares	$ 2,444,930	¥ 15,980,227
Common Class B [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized			750,000,000						750,000,000				750,000,000	750,000,000
Common stock par or stated value per share | $ / shares			$ 0.00001						$ 0.00001				$ 0.00001	$ 0.00001
Common stock shares issued									429,846,136					331,234,375
Common stock shares outstanding									429,846,136					331,234,375
Common Class C [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized			400,000,000						400,000,000					0
Common stock par or stated value per share | $ / shares			$ 0.00001						$ 0.00001					$ 0.00001
Common stock shares issued									178,618,464					0
Common stock shares outstanding									178,618,464					0